General and Administrative Expenses (Schedule of General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of general and administrative expenses [Abstract]
Salaries, wages and related expenses	$ 4,535	$ 3,525	$ 2,395
Professional services	1,802	1,510	1,271
Travel expenses	216	192	214
Overhead	445	203	133
Other general and administrative expenses	377	267	292
Total general and administrative expenses	$ 7,375	$ 5,697	$ 4,305